UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	10	$105

Total Communication Services – 0.0%		105
Consumer Discretionary
Apparel Retail – 0.2%
True Religion Apparel, Inc. (A)(B)(E)	34	579

Hotels, Resorts & Cruise Lines – 0.8%
Studio City International Holdings Ltd. ADR (A)	108	1,811

Total Consumer Discretionary – 1.0%		2,390
Energy
Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (A)(B)(C)(D)(E)	2	415

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	32	239

Total Energy – 0.3%		654
Financials
Other Diversified Financial Services – 1.1%
J.G. Wentworth Co. (The) (B)(C)	249	2,489

Total Financials – 1.1%		2,489
Health Care
Pharmaceuticals – 0.1%
Concordia International Corp. (A)(E)	9	176

Total Health Care – 0.1%		176
Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd. (B)(C)	804	15

Total Industrials – 0.0%		15

TOTAL COMMON STOCKS – 2.5%		$5,829
(Cost: $5,452)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	1,358	122

Total Consumer Staples – 0.0%		122
Energy
Oil & Gas Exploration & Production – 1.3%
Targa Resources Corp., 9.500% (A)(C)	3	3,160

Total Energy – 1.3%		3,160

TOTAL PREFERRED STOCKS – 1.3%		$3,282
(Cost: $3,909)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.2%
Acosta, Inc., 7.750%, 10-1-22 (F)	$687	127
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24	387	381

		508

Alternative Carriers – 0.4%
Consolidated Communications Finance II Co., 6.500%, 10-1-22 (G)	952	838

Broadcasting – 4.3%
Clear Channel International B.V., 8.750%, 12-15-20 (F)	282	284
Clear Channel Outdoor Holdings, Inc., 6.500%, 11-15-22 (G)	2,289	2,289
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3-15-20	54	53
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3-15-20 (G)	6,669	6,502
Sirius XM Radio, Inc., 4.625%, 5-15-23 (F)(G)	887	849

		9,977

Cable & Satellite – 18.7%
Altice Financing S.A.:
6.625%, 2-15-23 (F)		832	799
7.500%, 5-15-26 (F)(G)		1,425	1,300
Altice France S.A.:
7.375%, 5-1-26 (F)(G)		3,100	2,844
8.125%, 2-1-27 (F)(G)		2,659	2,506
Altice S.A.:
7.250%, 5-15-22 (F)(H)	EUR	152	162
7.750%, 5-15-22 (F)		$13,635	12,408
6.250%, 2-15-25 (F)(H)	EUR	184	167
7.625%, 2-15-25 (F)(G)(I)		$11,307	8,452
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (F)		1,026	1,001
5.500%, 5-15-26 (F)		1,216	1,146
Block Communications, Inc., 6.875%, 2-15-25 (F)		269	270
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (F)		485	466
5.000%, 2-1-28 (F)(G)		1,642	1,511
CSC Holdings LLC, 5.375%, 2-1-28 (F)(G)		1,940	1,784
DISH DBS Corp.:
5.875%, 7-15-22 (G)		2,000	1,840
5.875%, 11-15-24		748	602
7.750%, 7-1-26 (G)		1,032	854
Neptune Finco Corp.:
10.125%, 1-15-23 (F)		831	894
6.625%, 10-15-25 (F)		394	399
10.875%, 10-15-25 (F)		594	667
VTR Finance B.V., 6.875%, 1-15-24 (F)(G)		3,934	3,934

			44,006

Integrated Telecommunication Services – 11.0%
Frontier Communications Corp.:
6.875%, 1-15-25 (G)(I)		2,556	1,297
11.000%, 9-15-25 (G)(I)		3,876	2,413
8.500%, 4-1-26 (F)(G)		6,302	5,514
GCI, Inc., 6.875%, 4-15-25 (G)		2,870	2,784
Olympus Merger Sub, Inc., 8.500%, 10-15-25 (F)(G)		7,035	5,522
Sprint Corp.:
7.250%, 9-15-21 (G)		5,781	5,917
7.875%, 9-15-23 (G)		1,538	1,579
7.625%, 3-1-26 (G)		777	767

			25,793

Movies & Entertainment – 0.3%
WMG Acquisition Corp., 5.500%, 4-15-26 (F)		780	745

Publishing – 0.6%
E.W. Scripps Co., 5.125%, 5-15-25 (F)		142	130
MDC Partners, Inc., 6.500%, 5-1-24 (F)(G)		1,471	1,339

			1,469

Wireless Telecommunication Service – 0.9%
Digicel Group Ltd.:
8.250%, 9-30-20 (F)		718	484
7.125%, 4-1-22 (F)		535	249
Digicel Ltd., 6.750%, 3-1-23 (F)		698	552
Sable International Finance Ltd., 6.875%, 8-1-22 (F)(G)		548	559
Sprint Nextel Corp., 11.500%, 11-15-21		178	202

			2,046

Total Communication Services – 36.4%			85,382
Consumer Discretionary
Automotive Retail – 0.7%
Allison Transmission, Inc., 5.000%, 10-1-24 (F)		315	302
Penske Automotive Group, Inc., 5.500%, 5-15-26 (I)		218	203
Sonic Automotive, Inc., 5.000%, 5-15-23 (G)(I)		1,379	1,251

			1,756

Casinos & Gaming – 3.4%
Everi Payments, Inc., 7.500%, 12-15-25 (F)(G)		1,684	1,593
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24 (F)		983	998
Golden Nugget, Inc.:
6.750%, 10-15-24 (F)(G)		2,466	2,324
8.750%, 10-1-25 (F)		384	370
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC, 7.000%, 7-15-26 (F)(G)		1,065	1,036
Studio City Finance Ltd., 8.500%, 12-1-20 (F)(G)		602	602
Wynn Macau Ltd.:
4.875%, 10-1-24 (F)		340	302
5.500%, 10-1-27 (F)		964	839

			8,064

Education Services – 3.5%
Laureate Education, Inc., 8.250%, 5-1-25 (F)(G)		7,858	8,251

Hotels, Resorts & Cruise Lines – 0.4%
Boyne USA, Inc.,
7.250%, 5-1-25 (F)	1,019	1,052

Leisure Facilities – 0.4%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	877	829

Restaurants – 0.7%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25 (F)(G)	1,878	1,728

Specialized Consumer Services – 0.6%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21 (F)(G)	1,071	1,060
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22 (F)(I)	375	358

		1,418

Specialty Stores – 1.8%
Arch Merger Sub, Inc., 8.500%, 9-15-25 (F)(G)	2,976	2,685
Cumberland Farms, Inc., 6.750%, 5-1-25 (F)	770	778
Party City Holdings, Inc., 6.625%, 8-1-26 (F)(I)	804	732

		4,195

Total Consumer Discretionary – 11.5%		27,293
Consumer Staples
Food Distributors – 1.0%
Performance Food Group, Inc.,
5.500%, 6-1-24 (F)(G)	1,054	1,020
U.S. Foods, Inc.,
5.875%, 6-15-24 (F)(G)	1,330	1,293

		2,313

Packaged Foods & Meats – 5.5%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (F)(G)	1,892	1,854
5.750%, 6-15-25 (F)(G)	1,794	1,713
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28 (F)(G)	1,282	1,250
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (F)	357	335
5.875%, 9-30-27 (F)(G)	1,275	1,157
Post Holdings, Inc.:
5.500%, 3-1-25 (F)	346	332
5.000%, 8-15-26 (F)	523	476
5.750%, 3-1-27 (F)(G)	2,222	2,083
Simmons Foods, Inc.:
7.750%, 1-15-24 (F)(I)	701	705
5.750%, 11-1-24 (F)(G)	4,255	3,021

		12,926

Total Consumer Staples – 6.5%		15,239
Energy
Oil & Gas Drilling – 1.6%
Ensco plc,
7.750%, 2-1-26	1,017	752
KCA Deutag UK Finance plc, 7.250%, 5-15-21 (F)(G)	1,793	1,452
Offshore Drilling Holding S.A., 8.375%, 9-20-20 (F)(G)(J)	3,385	1,714
Offshore Group Investment Ltd., 0.000%, 11-1-19 (B)(K)	883	—	*

		3,918

Oil & Gas Equipment & Services – 1.5%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25 (F)	767	654
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24 (F)(G)(I)	2,112	1,782
Nine Energy Service, Inc., 8.750%, 11-1-23 (F)	806	766
SESI LLC, 7.125%, 12-15-21	401	341

		3,543

Oil & Gas Exploration & Production – 5.3%
Bellatrix Exploration Ltd., 8.500%, 5-15-20 (F)	1,215	680
Chesapeake Energy Corp.:
7.000%, 10-1-24 (G)	1,867	1,615
8.000%, 1-15-25 (I)	157	139
Crownrock L.P.,
5.625%, 10-15-25 (F)(G)	2,927	2,634
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (F)	1,014	1,039
5.750%, 1-30-28 (F)	728	743
Extraction Oil & Gas, Inc., 5.625%, 2-1-26 (F)(G)	1,377	1,005
Laredo Petroleum, Inc., 6.250%, 3-15-23	339	304
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10-15-27 (F)	683	621
Sanchez Energy Corp., 7.250%, 2-15-23 (F)(I)	257	209
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (F)(G)	1,866	1,847
5.375%, 9-30-25 (F)	975	873
Ultra Resources, Inc., 6.875%, 4-15-22 (F)	565	198
Whiting Petroleum Corp., 6.625%, 1-15-26 (I)	510	437

		12,344

Oil & Gas Refining & Marketing – 2.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	468	435
6.375%, 7-1-26	158	147
Comstock Escrow Corp., 9.750%, 8-15-26 (F)(G)	4,556	3,850
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (F)	277	123
8.000%, 2-15-25 (F)(I)	588	243
7.750%, 5-15-26 (F)	793	702
QEP Resources, Inc., 5.625%, 3-1-26 (I)	628	521

		6,021

Total Energy – 11.0%		25,826
Financials
Consumer Finance – 1.1%
CURO Group Holdings Corp., 8.250%, 9-1-25 (F)(G)	1,340	1,052
Quicken Loans, Inc., 5.750%, 5-1-25 (F)(G)	1,688	1,578

		2,630

Financial Exchanges & Data – 1.8%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5-15-26 (F)	1,068	1,031
8.250%, 11-15-26 (F)(G)	3,526	3,222

		4,253

Insurance Brokers – 1.5%
NFP Corp.,
6.875%, 7-15-25 (F)(G)	3,971	3,554

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6-15-22 (F)	340	330

Other Diversified Financial Services – 3.8%
Balboa Merger Sub, Inc., 11.375%, 12-1-21 (F)(G)	2,687	2,815
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22 (G)	1,523	1,504
6.375%, 12-15-25	508	489
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19 (F)(G)(L)	7,835	4,309

		9,117

Property & Casualty Insurance – 1.5%
Amwins Group, Inc., 7.750%, 7-1-26 (F)	1,329	1,256
Hub International Ltd., 7.000%, 5-1-26 (F)(G)	2,617	2,375

		3,631

Specialized Finance – 1.9%
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26 (F)(G)	1,050	1,039
Hadrian Merger Sub, Inc., 8.500%, 5-1-26 (F)(G)	1,931	1,738
Tervita Escrow Corp., 7.625%, 12-1-21 (F)	529	504
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23 (F)(G)	1,581	1,272

		4,553

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25 (F)	1,220	1,098

Total Financials – 12.2%		29,166
Health Care
Health Care Facilities – 3.5%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	242	227
MPH Acquisition Holdings LLC, 7.125%, 6-1-24 (F)	870	811
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26 (F)(G)	5,458	5,172
Surgery Center Holdings, Inc., 8.875%, 4-15-21 (F)(G)(I)	1,863	1,858

		8,068

Health Care Supplies – 2.2%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11-1-21 (F)(G)	2,213	2,368
Universal Hospital Services, Inc., 7.625%, 8-15-20 (G)	2,679	2,659

		5,027

Health Care Technology – 1.7%
Verscend Holding Corp., 9.750%, 8-15-26 (F)(G)	4,179	3,928

Life Sciences Tools & Services – 1.5%
Avantor, Inc.:
6.000%, 10-1-24 (F)	837	822
9.000%, 10-1-25 (F)(G)	2,788	2,788

		3,610

Pharmaceuticals – 2.3%
Advanz Pharma Corp., 8.000%, 9-6-24 (I)	177	168
HLF Financing S.a.r.l. LLC and Herbalife International, Inc., 7.250%, 8-15-26 (F)	375	370
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8-1-23 (F)(G)	1,061	1,014
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (F)	48	44
5.500%, 11-1-25 (F)	488	455
9.000%, 12-15-25 (F)	351	349
9.250%, 4-1-26 (F)	1,042	1,042
8.500%, 1-31-27 (F)	792	768
VRX Escrow Corp.:
5.875%, 5-15-23 (F)	777	719
6.125%, 4-15-25 (F)	715	624

		5,553

Total Health Care – 11.2%		26,186
Industrials
Aerospace & Defense – 1.9%
TransDigm UK Holdings plc, 6.875%, 5-15-26 (F)	893	850
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	1,000	976
6.500%, 7-15-24 (G)	2,260	2,198
6.500%, 5-15-25	471	450

		4,474

Building Products – 0.2%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6-15-24	436	411

Diversified Support Services – 0.8%
Ahern Rentals, Inc., 7.375%, 5-15-23 (F)(G)	2,037	1,630
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	217	204

		1,834

Environmental & Facilities Services – 1.5%
GFL Environmental, Inc.:
5.625%, 5-1-22 (F)	339	313
5.375%, 3-1-23 (F)(G)	1,840	1,610
7.000%, 6-1-26 (F)(G)	1,578	1,377
Waste Pro USA, Inc., 5.500%, 2-15-26 (F)	198	182

		3,482

Industrial Machinery – 0.2%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23 (F)(I)	529	447

Security & Alarm Services – 1.4%
Prime Security Services Borrower LLC, 9.250%, 5-15-23 (F)(G)	3,102	3,199

Total Industrials – 6.0%		13,847
Information Technology
Application Software – 2.8%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23 (F)(G)	3,668	2,815
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24 (F)(G)	3,379	3,599

		6,414

Data Processing & Outsourced Services – 3.1%
Alliance Data Systems Corp., 5.375%, 8-1-22 (F)(G)	1,853	1,807
Italics Merger Sub, Inc., 7.125%, 7-15-23 (F)(G)	5,170	5,035
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25 (F)	468	457

		7,299

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25 (F)	294	272
NCR Escrow Corp., 6.375%, 12-15-23 (G)	1,765	1,711
Pioneer Holding Corp., 9.000%, 11-1-22 (F)(G)	1,461	1,468

		3,451

Total Information Technology – 7.4%		17,164

Materials
Aluminum – 1.5%
Constellium N.V.:
6.625%, 3-1-25 (F)(G)	1,803	1,672
5.875%, 2-15-26 (F)	911	811
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (F)	674	633
5.875%, 9-30-26 (F)	446	395

		3,511

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (F)(G)	1,215	1,096
5.250%, 6-1-27 (F)(G)	486	430

		1,526

Construction Materials – 1.1%
Hillman Group, Inc. (The), 6.375%, 7-15-22 (F)(G)	3,027	2,452

Fertilizers & Agricultural Chemicals – 0.5%
Pinnacle Operating Corp., 9.000%, 5-15-23 (F)(G)	1,956	1,272

Metal & Glass Containers – 0.5%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23 (L)	248	223
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23 (F)(L)	627	530
HudBay Minerals, Inc.:
7.250%, 1-15-23 (F)	188	185
7.625%, 1-15-25 (F)	282	276

		1,214

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1-15-25 (F)	321	286

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25 (F)(I)	475	437

Total Materials – 4.6%		10,698

TOTAL CORPORATE DEBT SECURITIES – 106.8%		$250,801
(Cost: $277,060)

LOANS(M)
Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.772%, 7-25-21	329	290
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 9.022%, 7-25-22	896	699

		989

Broadcasting – 0.1%
MLN U.S. Holdco LLC, 0.000%, 11-30-26 (N)	221	215

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.936%, 1-7-22	39	37

Integrated Telecommunication Services – 1.2%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.527%, 10-10-24	3,168	2,901

Publishing – 0.2%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 7.303%, 8-31-25	481	472

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.960%, 5-10-24	276	250

Total Communication Services – 2.0%		4,864
Consumer Discretionary
Apparel Retail – 3.1%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.506%, 11-28-22 (B)	3,286	3,237
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22	4,111	3,919

		7,156

Education Services – 1.1%
Laureate Education, Inc. (ICE LIBOR plus 350 bps), 6.027%, 4-26-24	2,602	2,546

Housewares & Specialties – 0.5%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.552%, 5-15-23	1,162	1,093

Restaurants – 0.7%
NPC International, Inc. (ICE LIBOR plus 350 bps), 6.022%, 4-20-24	326	304
NPC International, Inc. (ICE LIBOR plus 750 bps), 10.022%, 4-18-25	1,346	1,258

		1,562

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 9.022%, 8-4-25	765	755

Specialty Stores – 1.3%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.477%, 10-16-23	960	911
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.727%, 5-21-24	2,243	2,164

		3,075

Textiles – 0.6%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.720%, 6-15-25	1,579	1,531

Total Consumer Discretionary – 7.6%		17,718
Consumer Staples
Hypermarkets & Super Centers – 0.6%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.553%, 10-22-25	880	856
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps), 10.053%, 10-22-26	590	580

		1,436

Total Consumer Staples – 0.6%		1,436
Energy
Coal & Consumable Fuels – 1.6%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.277%, 3-28-22	2,848	2,782
Westmoreland Coal Co., 0.000%, 5-22-19 (N)	66	66
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.834%, 12-16-20 (O)	1,763	674
Westmoreland Coal Co. (ICE LIBOR plus 825 bps), 10.896%, 5-21-19	296	295

		3,817

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 9.553%, 5-16-20	376	368

Oil & Gas Equipment & Services – 0.6%
Larchmont Resources LLC (9.770% Cash or 9.770% PIK), 9.770%, 8-7-20 (B)(D)(L)	1,347	1,306

Oil & Gas Exploration & Production – 0.3%
California Resources Corp. (ICE LIBOR plus 475 bps), 7.256%, 12-31-22	761	736

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.457%, 2-16-21	1,032	971
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.457%, 8-12-20	1,504	1,459

		2,430

Total Energy – 3.7%		8,657
Financials
Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.186%, 7-20-26 (B)	1,703	1,618

Financial Exchanges & Data – 0.5%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 6.006%, 4-3-25 (B)	1,121	1,095

Insurance Brokers – 0.4%
NFP Corp. (ICE LIBOR plus 300 bps), 5.522%, 1-8-24	996	940

Investment Banking & Brokerage – 0.9%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.527%, 8-25-22	2,119	2,057

Property & Casualty Insurance – 1.7%
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.240%, 4-25-25	652	614
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.522%, 2-28-25	3,363	3,271

		3,885

Specialized Finance – 0.5%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 11.022%, 2-28-26 (B)	1,153	1,130

Total Financials – 4.7%		10,725
Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (ICE LIBOR plus 950 bps), 11.896%, 10-1-25 (B)	266	245

Health Care Facilities – 2.7%
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps), 6.313%, 7-2-25 (B)	3,111	3,010
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 9.563%, 7-2-26 (B)	798	794
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 7.129%, 11-16-25	2,729	2,582

		6,386

Health Care Services – 0.8%
Heartland Dental LLC, 0.000%, 4-30-25 (N)	164	157
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.272%, 4-30-25	1,789	1,711

		1,868

Health Care Technology – 1.5%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 7.022%, 8-27-25	3,740	3,609

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.887%, 9-6-24	488	464

Total Health Care – 5.3%		12,572
Industrials
Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.522%, 3-27-22	1,145	1,025

Construction & Engineering – 1.6%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.522%, 5-10-25	3,521	3,277
Tensar International Corp. (ICE LIBOR plus 850 bps), 11.303%, 7-10-22 (B)	603	555

		3,832

Diversified Support Services – 0.2%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 10.272%, 8-25-25	472	450

Industrial Conglomerates – 0.9%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 8.119%, 10-20-22 (B)	1,919	1,881
PAE Holding Corp. (ICE LIBOR plus 950 bps), 12.119%, 10-20-23 (B)	349	340

		2,221

Industrial Machinery – 2.2%
Dynacast International LLC (ICE LIBOR plus 850 bps):
0.000%, 1-30-23 (B)(N)	1,750	1,627
11.303%, 1-30-23 (B)	3,719	3,459

		5,086

Total Industrials – 5.3%		12,614
Information Technology
Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.522%, 9-19-25	788	766

Communications Equipment – 0.5%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 7.022%, 11-30-25	804	778
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.272%, 11-30-26	536	521

		1,299

Data Processing & Outsourced Services – 0.9%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.630%, 5-1-25	917	839

Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.272%, 5-21-25 (B)	1,307	1,272

		2,111

Total Information Technology – 1.7%		4,176
Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.803%, 5-31-25	1,811	1,716

Total Materials – 0.7%		1,716

TOTAL LOANS – 31.6%		$74,478
(Cost: $77,963)

SHORT-TERM SECURITIES
Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1-7-19 (P)	6,463	6,463

Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (Q)(R)	1,686	1,686

TOTAL SHORT-TERM SECURITIES – 3.4%		$8,149
(Cost: $8,149)

TOTAL INVESTMENT SECURITIES – 145.6%		$342,539
(Cost: $372,533)

BORROWINGS(S) – (47.6)%		(112,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		4,660

NET ASSETS – 100.0%		$235,199

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
BIS Industries Ltd.	12-22-17	804	$76	$15
J.G. Wentworth Co. (The)	1-25-18	249	2,193	2,489
Larchmont Resources LLC	12-8-16	2	560	415
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617	122
Targa Resources Corp., 9.500%	10-24-17	3	3,292	3,160
			$6,738	$6,201
The total value of these securities represented 2.6% of net assets at December 31, 2018.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Listed on an exchange outside the United States.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $204,289 or 86.9% of net assets.

(G)	All or a portion of securities with an aggregate value of $119,396 have been pledged as collateral on open borrowings.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	All or a portion of securities with an aggregate value of $2,757 are on loan.

(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(P)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Investment made with cash collateral received from securities on loan.

(R)	Rate shown is the annualized 7-day yield at December 31, 2018.

(S)	Borrowings payable as a percentage of total investment securities is 32.7%.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	292	U.S. Dollar	341	1-7-19	Morgan Stanley International	$6	$—

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$105	$—	$—
Consumer Discretionary	1,811	—	579
Energy	239	—	415
Financials	—	—	2,489
Health Care	176	—	—
Industrials	—	—	15
Total Common Stocks	$2,331	$—	$3,498
Preferred Stocks	—	3,160	122
Corporate Debt Securities	—	250,801	—	*
Loans	—	52,909	21,569
Short-Term Securities	1,686	6,463	—
Total	$4,017	$313,333	$25,189
Forward Foreign Currency Contracts	$—	$6	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$4,384	$758	$19,981
Net realized gain (loss)	—	—	3
Net change in unrealized appreciation (depreciation)	(1,342)	(636)	(36)
Purchases	—	—	6,238
Sales	—	—	(1,967)
Amortization/Accretion of premium/discount	—	—	10
Transfers into Level 3 during the period	456	—	3,115
Transfers out of Level 3 during the period	—	—	(5,776)
Ending Balance 12-31-18	$3,498	$122	$21,568
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-18	$1,341	$(636)	$(678)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$594	Market approach	Adjusted EBITDA multiple	4.26x and 6.84x
	415	Third-party valuation service	Broker quotes	N/A
	2,489	Transaction	Price	$10 per share
Preferred Stocks	122	Market comparable approach	Adjusted EBITDA multiple Illiquidity discount	9.27x 10%
Loans	21,568	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$372,533

Gross unrealized appreciation	2,710
Gross unrealized depreciation	(32,704)

Net unrealized depreciation	$(29,994)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2019

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2019